PRIVATIZATION OF THE PARTNERSHIP (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Jul. 26, 2021
Disclosure of classes of share capital [line items]
Units elected for cash (in shares)		51,971,192
Percentage of consideration received in cash		93.05%
Consideration, cash (in dollars per share)		$ 18.17
Consideration, shares (in shares)		0.7268
Cash consideration		$ 3,000
Limited Partner Units
Disclosure of classes of share capital [line items]
Units repurchased, units issued (in shares)		17,970,971
Percentage of consideration received in shares		6.95%
Cash consideration		$ 474
Share consideration (in shares)		19,287,783
BAM shares
Disclosure of classes of share capital [line items]
Units repurchased, units issued (in shares)		271,358,615
Percentage of consideration received in shares		54.5316%
Share consideration (in shares)		59,279,263
Common equity of BPY subsidiary
Disclosure of classes of share capital [line items]
Cash consideration		$ 2,500
BPYU Preferred Equity
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)			$ 0.01
Cash consideration		$ 250
Brookfield Asset Management | Limited Partner Units
Disclosure of classes of share capital [line items]
Units repurchased, price (in dollars per share)		$ 18.17
Brookfield Asset Management | BPYU Preferred Equity
Disclosure of classes of share capital [line items]
Units repurchased, price (in dollars per share)	$ 25.00